Income Taxes (Details) - Schedule of Components of the Income Tax (Benefit) Expense from Continuing Operations - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Components of the Income Tax (Benefit) Expense from Continuing Operations [Abstract]
Current	$ 58,239	$ 658	$ 68,650
Deferred	(120,686)	526,461	(488,055)
Total income tax (benefit) expense	$ (62,447)	$ 527,119	$ (419,405)